Offsets	Sep. 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-11
File Number	333-290089
Initial Filing Date	Sep. 08, 2025
Fee Offset Claimed	$ 22,965.00
Offset Note	The Registrant previously paid registration fees of $22,965.00 in connection with the initial filing of this Registration Statement on Form S-11 on September 8, 2025 (the “Registration Statement”).
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-11
File Number	333-290089
Initial Filing Date	Sep. 08, 2025
Fee Offset Claimed	$ 73,870.75
Offset Note	The Registrant previously paid registration fees of $73,870.75 in connection with the filing of Amendment No. 1 to the Registration Statement on Form S-11 on September 24, 2025.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Fermi LLC
Form or Filing Type	S-11
File Number	333-290089
Filing Date	Sep. 08, 2025
Fee Paid with Fee Offset Source	$ 22,965.00
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Fermi LLC
Form or Filing Type	S-11
File Number	333-290089
Filing Date	Sep. 24, 2025
Fee Paid with Fee Offset Source	$ 73,870.75